FINANCIAL INSTRUMENTS AND DERIVATIVES Gain (Loss) Recorded in AOCI Cash Flow Hedges (Details) - Designated as Hedging Instrument [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 3,931	$ (8,014)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(10,687)	(2,932)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(1)	610
Interest Rate Swap | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(668)	(166)
Interest Rate Swap | Interest Expense [Member] | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(3,704)	(3,681)
Foreign Exchange Contract | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	4,324	(6,550)
Derivative Instruments, Loss Recognized in Other Comprehensive Income (Loss), Effective Portion	518	(294)
Foreign Exchange Contract | Interest Expense [Member] | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(29)	(56)
Foreign Exchange Contract | Cost of Sales | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(6,362)	1,184
Foreign Exchange Contract | Selling, General and Administrative Expenses [Member] | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(95)	(147)
Foreign Exchange Contract | Other Expense [Member] | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	28	666
Commodity Contract [Member] | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(243)	(1,004)
Commodity Contract [Member] | Cost of Sales | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(526)	$ (288)
Cross Currency Basis Swaps Member
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	$ 600